Income Taxes (Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Beginning balance	$ 1,800	$ 2,717	$ 5,510
Increase related to prior year tax positions	3,036	5	1,206
Decrease related to prior year tax positions	(287)	(31)	(33)
Decrease related to settlements with taxing authorities	(171)	(42)	(4,815)
Decrease related to lapsing of statute of limitations	(1,198)
Increase/(decrease) related to business acquisitions		(849)	849
Ending balance	$ 3,180	$ 1,800	$ 2,717